Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31,	December 31,
	2025	2024
Finished goods	$185,310	$50,469
Raw materials	435,458	274,188
	$620,768	$324,657